Principal Funds, Inc.

Supplement dated February 15, 2019
to the Statement of Additional Information dated March 1, 2018 as amended and restated September 11, 2018
(as supplemented on September 17, 2018, October 9, 2018, November 30, 2018, and December 17, 2018)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
In the Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, delete all references to Mohammed Zaidi.